General and Administrative Expenses (Tables)	12 Months Ended
Oct. 31, 2021
Schedule of General and administrative expenses

	Years ended October 31,
	2021	2020	2019
	$	$	$
Office, banking, travel, and overheads	1,158,975	269,496	835,619
Professional services	767,050	794,154	1,887,034
Salaries and benefits	2,057,225	1,132,771	1,938,022
Total	3,983,250	2,196,421	4,660,675